Related Party Transactions	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Related Party Transactions [Text Block]
14.	Related Party Transactions

For the period ended November 30, 2017, the Company paid/accrued the following:

	November 30	November 30
	2017	2016
	$	$
Management, consulting and accounting services:
C.A.B Financial Services (“CAB”) (1)	36,000	30,230
M&E Services Ltd. (“M&E”) (1)	18,822	11,089
Docherty Management Limited (“Docherty Management”) (1)	35,292	70,166
Company controlled by a director – consulting	12,000	12,000
	102,114	123,485

(1) CAB is owned by the CEO of the Company, M&E is owned by the CFO of the Company June 1, 2017, and Docherty Management Limited (“Docherty Management”) is owned by the President of the Company.

Due to related parties:

As at November 30, 2017, $25,018 (August 31, 2017 - $42,690) was payable to related parties included in due to related parties.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

14.	Related Party Transactions

For the year ended August 31, 2017, the Company paid/accrued the following:

	August 31	August 31
	2017	2016
	$	$

Management, consulting and accounting services:
C.A.B Financial Services (“CAB”) (1)	136,000	120,000
M&E Services Ltd. (“M&E”) (1)	54,963	30,794
Docherty Management Limited (“Docherty Management”) (1)	125,394	117,213
Company controlled by a director – consulting	48,000	8,000
BKB Management Ltd. (former CFO)	-	44,767
Senior Vice President – Executive management consulting	-	18,000
	364,357	338,431

(1) CAB is owned by the CEO of the Company, M&E is owned by the CFO of the Company, appointed June 1 st 2017, and Docherty Management Limited (“Docherty Management”) is owned by the President of the Company.

	Common shares	Fair value	Cash
Docherty Management (Note 11,16) (1)	252,000	$35,760	$6,240
Docherty Management (Note 11,16) (2)	210,000	$61,950	$11,800
CAB (Note 11,16) (2)	210,000	$61,950	$11,800

(1) Issued in lieu of issuance of 300,000 common shares, as mutually agreed to between the parties.
(2) Issued in lieu of issuance of 250,000 common shares, as mutually agreed to between the parties.

Other transactions with related parties:

a) On July 25, 2016, the Company entered into a loan agreement with CAB for a principal amount of $50,000. During the year ended August 31, 2017, the Company repaid the full $50,000 principal to CAB and also paid $1,515 in interest.

b) During the year ended August 31, 2017, the Company sold $5,058 (2016 $NIL) of products to a director and an officer of the company and paid $1,341 in rent to an officer of the company.

Due to related parties:

As at August 31, 2017, $42,690 (August 31, 2016 - $331,371) was payable to related parties included in due to related parties.

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.

15.	Related Party Transactions

For the year ended August 31, 2016, the Company paid/accrued $120,000 to C.A.B Financial Services (“CAB”) (2015 - $119,700); to BKB Management Ltd. (“BKB”) $44,767 (2015 - $69,543) for management, consulting and accounting services; to a senior vice president $18,000 (2015 - $42,000) for executive management consulting; and to Docherty Management Limited $117,213 (2015 - $60,965). All fees incurred were included as consulting on the Company’s statement of operations. CAB is owned by the CEO of the Company, BKB is owned by the former CFO of the Company and Docherty Management Limited (“Docherty Management”) is owned by the President of the Company. The CFO of the Company resigned effective April 29, 2016.

During the year ended August 31, 2016, the Company also granted 210,000 (2015 – 462,000) restricted common shares with a value of $21,000 (2015 – $83,532) per share to Mr. Docherty for his services.

The Company granted a total of 410,000 (2015 – 1,870,000) incentive stock options to the directors and officers of the Company with a fair value of $51,642 (2015 - $159,082) (Note 11).

On July 25, 2016, the Company entered into a loan agreement with CAB for a principal amount of $50,000. The term of the loan agreement is 15 months, with an interest free period for the first three months. For the final 12 months, Lexaria will pay simple interest at the rate of 8% per annum.

During fiscal 2015, outstanding loans to Company’s related parties were repaid from the total consideration from the sale of Lexaria’s oil and gas working interest (Note 14). Total interest expense incurred on such loans during the year ended August 31, 2015 amounted to CAD$24,720 and $10,333.

During July 2016, the Company entered into a marketing agreement with a Company controlled by a director for compensation of $4,000 per month. During the year ended August 31, 2016, the Company paid $8,000 in such fees.

As at August 31, 2016, $331,371, inclusive of loan noted above, was payable to the related parties (August 31, 2015 - $22,052).

The related party transactions are recorded at the exchange amount established and agreed to between the related parties.